Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 28, 2014
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Central Index Key	0000060365
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	May 01, 2013